Item 1. Report to Shareholders

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

PRIME RESERVE FUND
--------------------------------------------------------------------------------
As of 5/31/04

Prime Reserve Fund $14,780

Lipper Money Market Funds Average $14,568


                                              Lipper Money                Prime
                                              Market Funds              Reserve
                                                   Average                 Fund

5/94                                       $        10,000      $        10,000

5/95                                                10,472               10,485

5/96                                                11,006               11,035

5/97                                                11,538               11,577

5/98                                                12,120               12,175

5/99                                                12,688               12,761

5/00                                                13,328               13,427

5/01                                                14,073               14,208

5/02                                                14,371               14,559

5/03                                                14,504               14,706

5/04                                                14,568               14,780


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/04            1 Year             5 Years             10 Years

Prime Reserve Fund                0.51%               2.98%                3.98%

Lipper Money Market
Funds Average                      0.36                2.68                 3.83

Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Reflecting very low money market rates, your fund had a positive return of 0.51% during the 12 months ended May 31, 2004. It outperformed the Lipper average of similarly managed funds during the period, as shown in the table on the previous page, primarily because we emphasized higher-yielding money market securities for most of the last year.

[Graphic Omitted]

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

6-Month Treasury Bill

3-Month Treasury Bill

Federal Funds Target Rate

                                6-Month             3-Month        Federal Funds
                          Treasury Bill       Treasury Bill          Target Rate

5/31/03                           1.08%               1.10%                1.25%

6/03                              0.96                0.85                 1.00

7/03                              1.01                0.94                 1.00

8/03                              1.04                0.97                 1.00

9/03                              1.00                0.94                 1.00

10/03                             1.03                0.95                 1.00

11/03                             1.03                0.93                 1.00

12/03                             1.01                0.92                 1.00

1/04                              0.99                0.91                 1.00

2/04                              1.00                0.94                 1.00

3/04                              0.99                0.94                 1.00

4/04                              1.15                0.96                 1.00

5/31/04                           1.38                1.06                 1.00

As you know, the fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income by investing in a diversified portfolio of high-quality, U.S. dollar-denominated money market securities. The fund's average weighted maturity will not exceed 90 days, and we will not purchase any security with a maturity longer than 13 months.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/03              5/31/04
--------------------------------------------------------------------------------

Price Per Share                            $          1.00      $          1.00

Dividend Yield
(7-Day Simple) *                                      0.62%                0.51%

Weighted Average
Maturity (days)                                         53                   43

Weighted Average Quality **                     First Tier           First Tier

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity slipped from 53 days to 43 days during its fiscal year. Its simple seven-day dividend yield also declined from 0.62% to 0.51%. The fund's price per share remained steady at $1.00, and its weighted average quality remained very high because we continued to focus primarily on money market instruments with the highest credit quality.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 15, 2004

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE

Beginning of
period               $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment
activities

  Net investment
  income (loss)          0.005       0.010       0.024       0.057       0.051

Distributions

  Net investment
  income                (0.005)     (0.010)     (0.024)     (0.057)     (0.051)

NET ASSET VALUE

End of period        $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                     ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^             0.51%       1.01%       2.47%       5.82%       5.22%

Ratio of total
expenses to
average net assets        0.62%       0.64%       0.63%       0.59%       0.62%

Ratio of net
investment
income (loss) to
average net assets        0.51%       1.01%       2.44%       5.66%       5.11%

Net assets,
end of period
(in millions)         $   5,053   $   5,652   $   5,531   $   5,758   $   5,618

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Portfolio of Investments (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CERTIFICATES OF DEPOSIT - DOMESTIC *   3.6%

Fifth Third Bank Cincinnati,
1.075%, 9/20/04                                     24,500               24,501

First Tennessee Bank, 1.04%, 6/24/04                19,750               19,750

Mercantile Safe Deposit & Trust
    1.10%, 8/4/04                                   33,700               33,700

    1.15%, 7/29/04                                     350                  350

Wells Fargo Bank, 1.03%,
6/14 - 6/17/04                                      74,000               74,000

Wilmington Trust, 1.10%, 9/22/04                    28,500               28,500

Total Certificates of Deposit - Domestic *
(Cost  $180,801)                                                        180,801


CERTIFICATES OF DEPOSIT - EURODOLLAR ^   7.9%

Barclays Bank
    1.10%, 8/4/04                                   25,000               25,000

    1.11%, 9/7/04                                   15,000               15,001

    1.14%, 12/9/04                                  44,000               44,005

Credit Agricole Indosuez,
1.27%, 12/31/04                                     50,000               50,020

HBOS Treasury Services,
1.10%, 7/15/04                                      10,000               10,001

KBC Bank, 1.12%, 8/4/04                             50,000               50,001

National Australia Bank
    1.28%, 8/31/04                                  50,000               50,000

    1.40%, 9/7/04                                   50,000               50,000

Royal Bank of Scotland
    1.045%, 6/16/04                                 25,000               25,000

    1.12%, 8/23/04                                  28,000               28,000

Societe Generale, 1.10%, 7/15/04                    50,000               50,001

Total Certificates of Deposit - Eurodollar ^
(Cost  $397,029)                                                        397,029


CERTIFICATES OF DEPOSIT - YANKEE ++   9.3%

Abbey National Treasury Services,
1.42%, 10/21/04                                     25,000               24,999

BNP Paribas, 1.39%, 8/5/04                           4,000                4,002

Canadian Imperial Bank of Commerce,
1.04%, 6/8/04                                       25,000               25,000

Credit Suisse First Boston,
1.10%, 8/4/04                                       50,000               50,000

Fortis Bank, 1.12%, 6/28/04                         74,700               74,700

HBOS Treasury Services, 1.035%, 6/30/04             15,000               15,000

Lloyds Bank, 1.04%, 6/30/04                         60,000               60,000

Natexis Banques Populaires, 1.10%, 8/5/04           25,000               25,000

Rabobank Nederland
    1.028%, 6/9/04                                  49,500               49,500

    1.23%, 10/1/04                                  24,900               24,890

Royal Bank of Scotland,
1.34%, 9/30/04                                      35,000               34,993

Toronto-Dominion Bank
    1.03%, 6/2 - 6/17/04                            17,000               17,000

    1.38%, 8/27/04                                  24,825               24,824

UBS
    1.025%, 6/28/04                                  1,000                1,000

    1.065%, 7/6/04                                  15,000               15,000

    1.35%, 10/20/04                                 25,000               25,000

Total Certificates of Deposit - Yankee ++
(Cost  $470,908)                                                        470,908


COMMERCIAL PAPER   17.2%

ANZ
    1.05%, 6/10/04                                   1,500                1,500

    1.053%, 7/6/04                                   4,000                3,996

    1.054%, 6/25/04                                  1,200                1,199

    1.10%, 7/7 - 7/8/04                              2,400                2,397

    1.15%, 7/8 - 7/19/04                            29,200               29,156

CBA Finance
    1.03%, 6/8 - 6/11/04                            28,375               28,369

    1.033%, 6/9 - 6/10/04                            6,700                6,698

    1.042%, 6/10 - 6/11/04                           6,400                6,398

    1.08%, 7/2 - 7/7/04                              5,000                4,995

    1.082%, 7/2/04                                     818                  817

    1.15%, 7/7 - 7/15/04                             5,300                5,294

Ciesco
    1.041%, 6/17 - 6/18/04                           4,995                4,993

    1.12%, 7/16/04                                  14,810               14,789

Citicorp, 1.05%, 6/1/04                             25,000               25,000

Citigroup Global Markets Holdings
    1.03%, 6/22/04                                   5,400                5,397

    1.032%, 6/4/04                                  20,000               19,998

Credit Suisse First Boston
    1.04%, 6/9/04                                   15,000               14,996

    1.042%, 6/1/04                                     485                  485

Danske Corporation
    1.041%, 6/18/04                                  1,100                1,099

    1.08%, 7/9/04                                    1,900                1,898

    1.106%, 8/6/04                                   1,625                1,622

    1.112%, 7/12/04                                 24,000               23,970

    1.116%, 7/30/04                                 16,000               15,971

Dexia, 1.032%, 6/8/04                                1,633                1,633

European Investment Bank, 1.12%, 7/16/04             2,850                2,846

FCAR Owner Trust, 1.105%, 7/12/04                   50,000               49,937

K2 (USA)
    1.03%, 6/15/04                                  23,500               23,491

    1.032%, 6/7/04                                   6,040                6,039

    1.033%, 6/18/04                                  6,800                6,797

    1.043%, 6/22/04                                  7,000                6,996

    1.05%, 6/10 - 7/15/04                           25,565               25,551

    1.051%, 6/15/04                                  9,359                9,355

    1.054%, 7/15/04                                  7,000                6,991

    1.074%, 6/1/04                                  21,000               21,000

    1.08%, 7/1/04                                    8,500                8,492

    1.10%, 8/6/04                                   15,000               14,970

    1.106%, 8/20/04                                  5,600                5,586

Links Finance
    144A, 1.03%, 6/8/04                             39,750               39,742

    144A, 1.106%, 8/10/04                           25,000               24,947

Merrill Lynch, 1.106%, 8/9/04                       26,300               26,244

Morgan Stanley Dean Witter
    1.03%, 6/3/04                                   22,000               21,999

    1.04%, 6/18/04                                  30,000               29,985

National Rural Utilities Coop. Fin.
    1.04%, 6/14 - 6/17/04                           49,302               49,283

    1.15%, 7/8/04                                   23,427               23,399

Nationwide Building Society,
1.03%, 6/8/04                                        1,266                1,266

New Center Asset Trust
    1.05%, 6/7/04                                   21,750               21,746

    1.11%, 7/7/04                                   20,000               19,978

New York State Power Authority
    1.042%, 6/1/04                                  10,581               10,581

    1.05%, 6/1/04                                    1,090                1,090

    1.13%, 7/20/04                                   8,396                8,383

Nordea North America,
1.033%, 6/21 - 6/24/04                              29,000               28,981

Royal Bank of Scotland,
1.032%, 6/28/04                                      3,100                3,098

San Paolo IMI U.S. Financial,
1.12%, 7/1/04                                       14,900               14,886

Stanford University
    1.053%, 6/3/04                                   4,000                4,000

    1.084%, 6/9/04                                   8,000                7,998

Svenska Handlesbanken,
1.15%, 7/21/04                                       1,300                1,298

U.B.S. Americas, 1.04%, 6/16/04                      2,508                2,507

UBS Finance
    1.02%, 6/23/04                                   1,048                1,047

    1.032%, 6/7 - 6/28/04                           14,081               14,073

    1.033%, 6/23/04                                  1,822                1,821

    1.04%, 6/3 - 6/16/04                            24,372               24,365

    1.043%, 7/1/04                                  13,904               13,892

    1.05%, 6/23 - 6/28/04                            5,371                5,367

    1.052%, 6/24 - 6/28/04                           2,400                2,398

    1.06%, 7/6/04                                    3,300                3,297

    1.10%, 7/1/04                                    1,500                1,499

Westpac Capital, 1.04%, 6/29/04                      3,900                3,897

Westpac Trust Securities
    1.03%, 6/24/04                                   1,100                1,099

    1.033%, 6/24/04                                  3,700                3,697

    1.04%, 6/3/04                                    2,800                2,800

    1.05%, 6/4/04                                    3,500                3,500

Yale University
    1.10%, 7/6/04                                   24,000               23,974

    1.11%, 8/3/04                                    1,500                1,497

    1.12%, 8/2/04                                   10,000                9,981

Total Commercial Paper (Cost  $870,336)                                 870,336

COMMERCIAL PAPER - 4(2)   37.3%

Alliance & Leicester
    1.033%, 6/15/04                                 18,535               18,528

    1.04%, 6/8/04                                   15,000               14,997

Alpine Securitization
    1.033%, 6/11/04                                  3,000                2,999

    1.04%, 6/2 - 6/16/04                            48,616               48,603

ASB Bank
    1.05%, 7/7/04                                   20,000               19,979

    1.096%, 7/20/04                                 25,000               24,963

    1.10%, 7/29/04                                   6,000                5,989

    1.12%, 7/14/04                                   7,000                6,991

Atlantic Asset Securitization
    1.03%, 6/11/04                                   3,357                3,356

    1.04%, 6/11/04                                   6,473                6,471

    1.05%, 6/7/04                                    7,000                6,999

    1.051%, 6/4/04                                  15,000               14,999

BASF, 1.042%, 6/24/04                               30,000               29,980

Cargill, 1.03%, 6/8/04                               3,228                3,227

CDC Commercial Paper,
1.048%, 7/7 - 7/8/4                                 39,750               39,708

Ciesco
    1.10%, 7/12/04                                     640                  639

    1.12%, 7/12/04                                   3,758                3,753

Citibank Credit Card Issuance Trust
    1.05%, 6/22/04                                   3,000                2,998

    1.13%, 7/15/04                                   3,750                3,745

CRC Funding
    1.03%, 6/10/04                                   8,800                8,798

    1.032%, 6/11/04                                 16,400               16,395

    1.04%, 6/21 - 6/25/04                           29,688               29,670

    1.05%, 6/23 - 6/25/04                           10,125               10,119

    1.07%, 7/6/04                                    2,500                2,497

    1.10%, 7/12/04                                  69,700               69,613

    1.15%, 7/21/04                                   9,750                9,734

Delaware Funding
    1.04%, 6/22/04                                  32,064               32,045

    1.042%, 6/9/04                                   4,383                4,382

    1.05%, 6/2 - 6/22/04                             3,191                3,190

DEPFA Bank
    1.05%, 6/29/04                                  16,200               16,187

    1.059%, 6/23/04                                  7,535                7,530

    1.086%, 7/20/04                                  1,750                1,748

    1.10%, 7/20/04                                     550                  549

Discover Card Master Trust
    1.04%, 6/18/04                                   3,000                2,998

    1.05%, 6/25/04                                  26,000               25,982

    1.09%, 7/6/04                                   48,000               47,949

Fairway Finance
    1.04%, 6/8 - 6/18/04                            42,696               42,682

    1.05%, 6/2/04                                    1,017                1,017

    1.051%, 6/14/04                                  4,775                4,773

    1.06%, 6/14 - 9/15/04                            4,275                4,264

    1.065%, 9/8/04                                  27,001               26,922

    1.076%, 9/15/04                                 16,925               16,872

    1.10%, 7/8/04                                    1,635                1,633

    1.102%, 7/2/04                                   7,634                7,627

    1.116%, 8/6/04                                   7,856                7,840

Falcon Asset Securitization
    1.033%, 6/15/04                                 40,659               40,643

    1.04%, 6/10 - 6/11/04                           20,800               20,794

    1.041%, 6/8/04                                  24,600               24,595

Ford Credit Floorplan Master Owner Trust
    1.062%, 6/18/04                                  7,750                7,746

    1.11%, 8/2/04                                   40,000               39,924

Gannett, 1.05%, 6/2/04                               2,935                2,935

General Electric Capital
    1.03%, 6/22/04                                   5,677                5,674

    1.08%, 7/7/04                                    4,350                4,345

    1.10%, 7/8/04                                    1,000                  999

Grampian Funding
    1.042%, 6/8/04                                  29,700               29,694

    1.043%, 7/2/04                                   3,500                3,497

    1.053%, 6/2/04                                  13,400               13,400

KFW International Finance
    1.10%, 8/9 - 9/7/04                             39,750               39,657

    1.184%, 9/10/04                                 50,000               49,836

    1.317%, 10/6/04                                 49,850               49,621

Kitty Hawk Funding,
1.04%, 6/18/04                                      30,000               29,985

MassMutual Funding
    1.03%, 6/2 - 6/3/04                              8,090                8,089

    1.05%, 6/22/04                                     380                  380

MBNA Master Credit Card Trust II
    1.10%, 7/29/04                                  49,500               49,412

    1.13%, 7/13/04                                  76,955               76,854

Nationwide Life Insurance,
1.103%, 8/10/04                                     45,000               44,904

Nestle Capital, 1.10%, 9/10/04                       4,853                4,838

Old Line Funding
    1.032%, 6/7/04                                  43,079               43,072

    1.04%, 6/23/04                                  35,790               35,767

    1.041%, 6/7/04                                   2,999                2,998

    1.05%, 6/4 - 6/16/04                            65,449               65,431

    1.09%, 7/6/04                                   27,198               27,169

    1.10%, 7/6 - 7/7/04                              2,230                2,228

Park Avenue Receivables
    1.04%, 6/11/04                                   7,696                7,694

    1.041%, 6/3 - 6/9/04                             8,947                8,946

Pfizer, 1.03%, 6/7/04                                1,140                1,140

Preferred Receivables Funding
    1.033%, 6/21/04                                 31,404               31,386

    1.04%, 6/7 - 6/18/04                            66,788               66,770

    1.05%, 6/21/04                                  25,524               25,509

    1.053%, 6/1/04                                  20,000               20,000

Rio Tinto
    1.03%, 6/4/04                                   39,528               39,525

    1.04%, 6/3/04                                   28,023               28,021

Scotiabanc, 1.052%, 6/30/04                         16,000               15,986

Sigma Finance
    1.03%, 6/3/04                                   10,000                9,999

    1.053%, 6/2/04                                   7,000                7,000

    1.111%, 8/18/04                                 25,100               25,040

Southern Company, 1.03%, 6/22/04                     9,900                9,894

Stadshypotek
    1.03%, 6/4/04                                    3,700                3,699

    1.04%, 6/4/04                                    2,600                2,600

Sysco, 1.05%, 6/1/04                                 1,374                1,374

Tulip Funding
    1.04%, 6/11/04                                  36,500               36,490

    1.06%, 6/30/04                                  14,000               13,988

Variable Funding Capital,
1.052%, 6/15/04                                     42,500               42,483

Wal-Mart Funding, 1.07%, 6/28/04                     8,229                8,222

Wal-Mart Stores, 1.10%, 8/17/04                     11,285               11,258

Yorktown Capital
    1.03%, 6/14 - 6/17/04                           34,348               34,332

    1.033%, 6/17/04                                  4,798                4,796

    1.04%, 6/11 - 6/18/04                           40,479               40,461

    1.05%, 6/10 - 6/22/04                            3,538                3,537

Total Commercial Paper - 4(2)
(Cost  $1,886,577)                                                    1,886,577


FUNDING AGREEMENTS   3.0%

Allstate Life Insurance
    VR, 1.25 %, 6/1/05, !!                          25,000               25,000

    VR, 1.32%, 6/1/05, !!                           25,000               25,000

GE Life & Annuity, VR,
1.21%, 1/12/05                                      50,000               50,000

New York Life Insurance, VR,
1.20%, 12/10/04                                     30,000               30,000

Security Life of Denver,
1.15%, 6/24/04                                      15,000               15,000

Transamerica Occidential Life, VR,
1.25%, 6/28/05                                       5,000                5,000

Total Funding Agreements (Cost  $150,000)                               150,000


MEDIUM-TERM NOTES   4.7%

Abbey National First Capital,
8.20%, 10/15/04                                     18,330               18,803

AIG Sunamerica, 6.25%, 6/2/04                       16,919               16,921

Credit Suisse First Boston,
1.59%, 1/14/05                                       1,700                1,705

First Union, 7.10%, 8/15/04                         19,900               20,132

GE Capital
    VR, 1.18%, 6/17/05                              14,900               14,900

    VR, 1.18%, 7/8/05                               23,900               23,900

Goldman Sachs, VR, 144A,
1.17%, 6/1/05                                       49,600               49,600

International Lease Finance,
5.40%, 6/1/04                                       10,000               10,000

Total, 6.875%, 6/2/04                                4,000                4,000

Wal-Mart Stores
    5.199%, 6/1/04                                  73,000               73,000

    6.55%, 8/10/04                                   2,200                2,223

Total Medium-Term Notes
(Cost  $235,184)                                                        235,184


MUNICIPAL SECURITIES   12.6%

Broward County, TECP, 1.12%, 6/4/04                 22,000               22,000

California, RAN, 2.00%, 6/16/04                     11,500               11,503

California Dept. of Water Resources
    VRDN (Currently 1.07%)                          17,500               17,500

    VRDN (Currently 1.10%)                          25,700               25,700

California HFA
    VRDN (Currently 1.05%)                          25,000               25,000

  Sisters of Charity of Leavenworth,
  VRDN (Currently 1.06%)                            22,500               22,500

California Housing Finance Agency
VRDN (Currently 1.12%) #                            16,300               16,300

Detroit Water Supply System, VRDN
(Currently 1.08%)(FGIC Insured)                      6,800                6,800

District of Columbia
  VRDN (Currently 1.02%)
  (FSA Insured)                                     25,700               25,700

  Smithsonian Institution, VRDN
  (Currently 1.05%)                                 30,100               30,100

Gulf Coast IDA, BP Amoco, VRDN
(Currently 1.13%) #                                  4,600                4,600

Harris County Health Fac. Dev. Corp.,
Methodist Hospital
VRDN (Currently 1.08%)                               6,500                6,500

Illinois, VRDN (Currently 1.08%)                    12,500               12,500

Illinois EFA, Univ. of Chicago, VRDN
(Currently 1.05%)                                   24,000               24,000

Los Angeles Dept. Water & Power
    VRDN (Currently 1.07%)                          15,000               15,000

    VRDN (Currently 1.07%)                          22,210               22,210

Maryland HHEFA, VRDN
(Currently 1.06%)                                   12,050               12,050

Michigan Hosp. Fin. Auth.,
Trinity Health Corp.
VRDN (Currently 1.07%) (AMBAC Insured)              29,175               29,175

Murray City, IHC Health Services
VRDN (Currently 1.06%)                              10,000               10,000

New Jersey Turnpike Auth.
VRDN (Currently 1.02%) (FGIC Insured)               11,200               11,200

New York, VRDN (Currently 1.07%)                     6,000                6,000

New York City Housing Dev. Corp,
Multi-Family Housing
VRDN (Currently 1.08%) #                            15,100               15,100

New York City Housing Dev. Corp.,
Multi-Family Housing
VRDN (Currently 1.08%) (FNMA Insured) #             14,200               14,200

New York City Municipal Water Fin. Auth.
VRDN (Currently 1.07%)                               7,350                7,350

New York Housing Fin. Agency
    VRDN (Currently 1.06%) (FNMA Insured) #         29,900               29,900

    VRDN (Currently 1.06%) Federal Home Loan
    Mortgage Corp. Multi-Family Housing, #          20,500               20,500

    VRDN (Currently 1.06%) (FNMA Insured)           18,400               18,400

    VRDN (Currently 1.10%) (FNMA Insured)           15,000               15,000

Pennsylvania Higher Ed. Assistance Agency
VRDN (Currently 1.09%) (AMBAC Insured) #            21,000               21,000

St. Charles Parish PCR, Shell Oil, VRDN
(Currently 1.13%)                                    2,200                2,200

Texas, Veterans, VRDN (Currently 1.09%)              9,000                9,000

Texas Dept. of Housing & Community Affairs,
Financial Security Assurance,
Single Family Housing,
VRDN (Currently 1.09%) #                            34,000               34,000

Texas Turnpike Auth., Central Texas
VRDN (Currently 1.02%) (AMBAC Insured)              29,420               29,420

Triborough Bridge & Tunnel Auth.,
Financial Security Assurance
    VRDN (Currently 1.03%)                          16,400               16,400

    VRDN (Currently 1.05%)                           8,000                8,000

Utah Board of Regents, Univ. of Utah
VRDN (Currently 1.08%)                              11,120               11,120

Valdez Marine, BP Pipeline, VRDN
(Currently 1.10%)                                    1,200                1,200

Washington Suburban Sanitary Dist.
    VRDN (Currently 1.05%)                           5,400                5,400

    VRDN (Currently 1.05%)                          20,670               20,670

Total Municipal Securities
(Cost $635,198)                                                         635,198


U.S. GOVERNMENT AGENCY OBLIGATIONS (+/-) 3.1%

Federal Home Loan Bank
    1.00%, 7/20/04                                  49,850               49,850

    1.55%, 5/4/05                                   39,800               39,800

Federal Home Loan Mortage,
1.15%, 8/16/04                                      20,000               19,951

Federal National Mortgage Assn.,
VR, 1.219%, 2/14/05                                 49,750               49,750

Total U.S. Government Agency Obligations (+/-)
(Cost  $159,351)                                                        159,351

Total Investments in Securities
98.7% of Net Assets (Cost $4,985,384)                      $          4,985,384
                                                           --------------------

(1)  Denominated in U.S. dollar unless otherwise noted

#    Interest subject to alternative minimum tax

*    Domestic certificates of deposit are issued by domestic branches of U.S.
     banks

(+/-)The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks

++   Yankee certificates of deposit are issued by U.S. branches of foreign banks

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $50,000 and represents 1.0% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $114,289 and represents 2.3% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" - total value of such securities at period-end amounts to $1,886,577 and represents 37.3% of net assets

AMBAC AMBAC Assurance Corp.

EFA  Educational Facility Authority

FGIC Financial Guaranty Insurance Company

FNMA Federal National Mortgage Association

FSA  Financial Security Assurance Inc.

HFA  Health Facility Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

PCR  Pollution Control Revenue

RAN  Revenue Anticipation Note

TECP Tax-Exempt Commercial Paper

VR   Variable Rate

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $4,985,384)             $   4,985,384

Other assets                                                             87,531

Total assets                                                          5,072,915

Liabilities

Total liabilities                                                        20,069

NET ASSETS                                                        $   5,052,846
                                                                  -------------
Net Assets Consist of:

Undistributed net investment income (loss)                        $         736

Paid-in-capital applicable to 5,052,758,622 shares of
$0.01 par value capital stock outstanding;
15,000,000,000 shares authorized                                      5,052,110

NET ASSETS                                                        $   5,052,846
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $        1.00
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Interest Income                                            $             59,696

Expenses
  Investment management                                                  19,470

  Shareholder servicing                                                  12,271

  Prospectus and shareholder reports                                        468

  Custody and accounting                                                    386

  Registration                                                              155

  Legal and audit                                                            30

  Directors                                                                  21

  Miscellaneous                                                              58

  Total expenses                                                         32,859

  Expenses paid indirectly                                                   (2)

  Net expenses                                                           32,857

Net investment income (loss)                                             26,839

Realized and Unrealized Gain (Loss)

Net realized gain (loss)                                                     86

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             26,925
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        26,839      $        57,566

  Net realized gain (loss)                              86                   36

  Increase (decrease) in net assets
  from operations                                   26,925               57,602

Distributions to shareholders
  Net investment income                            (26,839)             (57,565)

Capital share transactions *
  Shares sold

    Prime Reserve shares                         4,011,213            4,175,302

    Prime Reserve - PLUS Class shares                   -                24,412

  Distributions reinvested

    Prime Reserve shares                            26,141               55,233

    Prime Reserve - PLUS Class shares                    -                  515

  Shares redeemed

    Prime Reserve shares                        (4,636,758)          (4,196,132)

    Prime Reserve - PLUS Class shares                    -              (20,571)

  Shares transferred in connection with
  Plus Class closure

    Prime Reserve shares                                 -               86,608

    Prime Reserve - PLUS Class shares                    -              (86,608)

  Increase (decrease) in net assets
  from capital share transactions                 (599,404)              38,759

Net Assets

Increase (decrease) during period                 (599,318)              38,796

Beginning of period                              5,652,164            5,613,368

End of period                              $     5,052,846      $     5,652,164
                                           ------------------------------------

(Including undistributed net investment income of $736 at 5/31/04 and $736 at 5/31/03)


*    Capital shares transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

From November 1, 1998 through November 25, 2002, the fund also offered a second class of shares. The T. Rowe Price Prime Reserve-PLUS Class (PLUS Class) provided expanded shareholder services, the cost of which was borne by its shareholders. Each class had exclusive voting rights on matters related solely to that class, separate voting rights on matters which related to both classes, and, in all other respects, the same rights and obligations as the other class. On November 25, 2002, all outstanding shares of the PLUS Class were transferred into the Prime Reserve Fund class at their value on that date, and the PLUS class was closed. The transfer was nontaxable to investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $26,839,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:


Undistributed ordinary income                              $            736,000

Paid-in capital                                                   5,052,110,000

Net assets                                                 $      5,052,846,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended May 31, 2004, the fund utilized $22,000 of capital loss carryforwards.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

Undistributed net realized gain                            $            (64,000)

Paid-in capital                                                          64,000

At May 31, 2004, the cost of investments for federal income tax purposes was $4,985,384,000.

NOTE 3- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,559,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $8,434,000 for the year ended May 31, 2004, of which $745,000 was payable at period-end.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Prime Reserve Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Prime Reserve Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $64,000 from short-term capital gains.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Prime Reserve Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected *                Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real
1979                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and
2001                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003);
2003                          Managing Director and Head of International
                              Private Banking, Bankers Trust (1996-1999);
                              Director, Eli Lilly and Company and Georgia
                              Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1980

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
1992                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers


* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

Mary J. Miller, CFA           Vice President, T. Rowe Price and
(1955)                        T. Rowe Price Group, Inc.;
2004                          Vice President, Prime Reserve Fund
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman of
[111]                         the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Director, The Nasdaq Stock Market, Inc.;
                              Chairman of the Board, Prime Reserve Fund

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, Prime Reserve Fund      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, Prime Reserve Fund      T. Rowe Price Group, Inc.

Brian E. Burns (1960)                   Assistant Vice President, T. Rowe Price
Vice President, Prime Reserve Fund

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Prime Reserve Fund           Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Patrick S. Cassidy, CFA (1964)          Vice President, T. Rowe Price and
Vice President, Prime Reserve Fund      T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, Prime Reserve Fund      Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Mark S. Finn, CPA, CFA (1963)           Vice President, T. Rowe Price
Vice President, Prime Reserve Fund      and T. Rowe Price Group, Inc.

Alisa Fiumara, CFA (1974)               Assistant Vice President, T. Rowe Price;
Vice President, Prime Reserve Fund      formerly Associate Analyst, Legg Mason
                                        (to 2000)

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Prime Reserve Fund      T. Rowe Price Trust Company

Terri L. Hett (1959)                    Employee, T. Rowe Price
Assistant Vice President, Prime
Reserve Fund

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Prime Reserve Fund      Price Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Alan D. Levenson, PhD (1958)            Vice President, T. Rowe Price and
Vice President, Prime Reserve Fund      T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, Prime Reserve Fund           Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
Vice President, Prime Reserve Fund      T. Rowe Price Group, Inc.

James M. McDonald (1949)                Vice President, T. Rowe Price, T. Rowe
President, Prime Reserve Fund           Price Group, Inc., and T. Rowe Price
                                        Trust Company

Susan G. Troll, CPA (1966)              Vice President, T. Rowe Price and
Vice President, Prime Reserve Fund      T. Rowe Price Group, Inc.

Lea C. Ward (1968)                      Assistant Vice President, T. Rowe Price;
Vice President, Prime Reserve Fund      formerly Customer Finance Analyst,
                                        Lucent Technologies (to 2000)

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Prime Reserve Fund      Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment
                                        Officer, Director, and Vice President,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $9,419                $9,643
     Audit-Related Fees                         859                    --
     Tax Fees                                 2,603                 2,597
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004